EQUITY (Details 3) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic earnings per share
Net income attributable to the equity holders	$ 67,821	$ 2,059	$ 105,757	$ 85,693
Weighted average number of shares outsatnding	512,407	415,165	115,040
Assumed Convertible Debt Conversion
Adjusted number of shares	512,407	415,165	115,040
Basic earning per share (Chilean pesos)	$ 0.132	$ 0.035	$ 0.919
Diluted earnings per share
Net income attributable to the equity holders	$ 67,821	$ 2,059	$ 105,757	$ 85,693
Weighted average number of shares outsatnding	512,407	415,165	115,040
Diluted effect
Assumed Convertible Debt Conversion
Conversion of common shares
Options rights
Adjusted number of shares	512,407	415,165	115,040
Diluted earning per share (Chilean pesos)	$ 0.132	$ 0.035	$ 0.919